Loss per share (Tables)	12 Months Ended
Jun. 30, 2023
Loss per share
Schedule of loss per share

	2023	2022	2021
Loss for the year (£’000)	(28,678)	(115,510)	(92,216)
Basic loss per share (pence)	(17.59)	(70.86)	(56.60)
Diluted loss per share (pence)(1)	(17.59)	(70.86)	(56.60)

Schedule of weighted average number of shares

	2023	2022	2021
	Number	Number	Number
	‘000	‘000	‘000
Class A ordinary shares	54,537	51,952	41,939
Class B ordinary shares	110,208	112,732	122,683
Treasury shares	(1,683)	(1,683)	(1,683)
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share	163,062	163,001	162,939
Adjustment for calculation of diluted loss per share assumed conversion into Class A ordinary shares(1)	—	—	—
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted loss per share(1)	163,062	163,001	162,939
(1)	For the years ended 30 June 2023, 30 June 2022 and 30 June 2021, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.